Note 7 - Mortgage Notes Payable 1 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
		Principal as of
		June 30,	December 31,	Loan	Interest
Mortgage note property	Notes	2020	2019	Type	Rate (1)	Maturity
Waterman Plaza	(7)	$3,247,878	3,274,097	Variable	4.25%	4/29/2021
World Plaza	(3)(4)	5,854,222	4,979,383	Variable	4.40%	7/5/2021
Garden Gateway Plaza	(3)	5,967,727	6,071,315	Fixed	5.00%	8/5/2021
300 N.P.		2,292,848	2,311,738	Fixed	4.95%	6/11/2022
Highland Court		6,350,303	6,424,366	Fixed	3.82%	9/1/2022
Dakota Center		10,007,257	10,111,693	Fixed	4.74%	7/6/2024
Union Terrace	(2)	—	6,240,396	Fixed	4.50%	9/5/2024
Centennial Tech Center	(2)	—	9,561,654	Fixed	4.43%	1/5/2024
Research Parkway		1,787,129	1,813,305	Fixed	3.94%	1/5/2025
Arapahoe Service Center		8,009,836	8,085,727	Fixed	4.34%	1/5/2025
Union Town Center		8,406,185	8,440,000	Fixed	4.28%	1/5/2025
Executive Office Park	(3)	4,783,471	4,839,576	Fixed	4.83%	6/1/2027
Genesis Plaza		6,327,800	6,378,110	Fixed	4.71%	9/6/2025
One Park Centre		6,436,968	6,487,532	Fixed	4.77%	9/5/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
West Fargo Industrial		4,177,324	4,216,565	Fixed	4.79%	5/31/2029
Grand Pacific Center	(5)	3,795,623	3,851,962	Fixed	4.02%	8/1/2037
Subtotal, Presidio Property Trust, Inc. Properties		95,172,071	110,814,919
Model Home mortgage notes	(3)	31,270,029	32,644,129	Fixed	(6)	2020 - 2023
Mortgage Notes Payable		$126,442,100	$143,459,048
Unamortized loan costs		(911,172)	(1,066,056)
Mortgage Notes Payable, net		$125,530,928	$142,392,992

		Principal as of
		December 31,	December 31,		Interest
Mortgage note property	Notes	2019	2018	Loan Type	Rate (1)	Maturity
Garden Gateway Plaza	(7)	$6,071,315	$6,270,896	Fixed	5.00%	2/5/2020
World Plaza	(4)	4,979,383	3,350,539	Variable	5.10%	7/5/2020
West Fargo Industrial		4,216,565	4,292,809	Fixed	4.79%	9/6/2020
Morena Office Center	(2)	—	1,567,358	Fixed	4.30%	6/1/2021
Waterman Plaza		3,274,097	3,369,960	Fixed	5.78%	4/29/2021
300 N.P.		2,311,738	2,348,443	Fixed	4.95%	6/11/2022
Highland Court		6,424,366	6,568,320	Fixed	3.82%	9/1/2022
Dakota Center		10,111,693	10,314,520	Fixed	4.74%	7/6/2024
Union Terrace		6,240,396	6,354,153	Fixed	4.50%	9/5/2024
The Presidio		—	5,992,905	Fixed	4.54%	12/1/2021
Centennial Tech Centers	(6)	9,561,654	9,745,811	Fixed	4.43%	1/5/2024
Research Parkway		1,813,305	1,864,139	Fixed	3.94%	1/5/2025
Arapahoe Center		8,085,727	8,233,567	Fixed	4.34%	1/5/2025
Union Town Center		8,440,000	8,440,000	Fixed	4.28%	1/5/2025
Executive Office Park		4,839,576	4,947,808	Fixed	4.83%	6/1/2027
Genesis Plaza		6,378,110	6,476,032	Fixed	4.71%	8/25/2025
One Park Centre		6,487,532	6,585,922	Fixed	4.77%	9/5/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
Grand Pacific Center	(3)	3,851,962	3,961,304	Fixed	4.02%	8/1/2037
Office/Industrial and Retail Properties		$110,814,919	$118,411,986
Model Home Properties		32,644,129	32,728,930	Fixed	(5)	2019—2022
Mortgage Notes Payable		$143,459,048	$151,140,916
Unamortized loan costs		(1,066,056)	(1,426,740)
Mortgage Notes Payable held for investment, net		$142,392,992	$149,714,176

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
	Presidio Property Trust, Inc. Notes Payable	Model Homes Notes Payable	Total Principal Payments
Nine months remaining in 2020	$882,006	$6,150,969	$7,032,975
Years ending December 31:
2021	16,382,167	12,708,950	29,091,117
2022	9,798,450	8,505,525	18,303,975
2023	1,514,611	3,904,585	5,419,196
2024	1,645,496	—	1,645,496
Thereafter	64,949,341	—	64,949,341
Total	$95,172,071	$31,270,029	$126,442,100

Years ending December 31:	Office/ Industrial and Retail Notes Payable	Model Home Properties Notes Payable	Principal Payments
2020	$16,871,952	$12,294,895	$29,166,847
2021	4,960,217	11,932,259	16,892,476
2022	10,055,657	8,416,975	18,472,632
2023	1,783,291	—	1,783,291
2024	24,813,868	—	24,813,868
Thereafter	52,329,934	—	52,329,934
Total	$110,814,919	$32,644,129	$143,459,048